CERTIFICATION
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), Neuberger Berman Equity Funds (1933 Act File No. 002-11357; 1940 Act File No. 811-00582) (“Registrant”) hereby certifies (a) that the forms of the prospectuses and statement of additional information that would have been filed under Rule 497(c) under the 1933 Act with respect to the series of the Registrant and the classes thereof listed on Schedule A attached hereto would not have differed from those contained in Post-Effective Amendment No. 234 (“Amendment No. 234”) to the Registrant’s Registration Statement and (b) that Amendment No. 234 was filed electronically.

Dated: December 19, 2025	By:	/s/ Claudia A. Brandon
Claudia A. Brandon
Executive Vice President and Secretary

SCHEDULE A

SERIES	CLASSES
Neuberger Emerging Markets Equity Fund	Institutional Class, Class A, Class C, Class R3 and Class R6
Neuberger Equity Income Fund	Institutional Class, Class A, Class C, Class R3 and Class E
Neuberger Focus Fund	Investor Class, Trust Class, Advisor Class, Institutional Class, Class A and Class C
Neuberger Genesis Fund	Investor Class, Trust Class, Advisor Class, Institutional Class, Class A, Class C, Class R6 and Class E
Neuberger International Equity Fund	Investor Class, Trust Class, Institutional Class, Class A, Class C, Class R6 and Class E
Neuberger International Select Fund	Trust Class, Institutional Class, Class A, Class C, Class R3 and Class R6
Neuberger Intrinsic Value Fund	Institutional Class, Class A, Class C and Class R6
Neuberger Large Cap Growth Fund	Investor Class, Trust Class, Advisor Class, Institutional Class, Class A, Class C, Class R3 and Class R6
Neuberger Large Cap Value Fund	Investor Class, Trust Class, Advisor Class, Institutional Class, Class A, Class C, Class R3, Class R6 and Class E
Neuberger Mid Cap Growth Fund	Investor Class, Trust Class, Advisor Class, Institutional Class, Class A, Class C, Class R3 and Class R6
Neuberger Mid Cap Intrinsic Value Fund	Investor Class, Trust Class, Institutional Class, Class A, Class C, Class R3 and Class R6
Neuberger Multi-Cap Opportunities Fund	Institutional Class, Class A, Class C and Class E
Neuberger Quality Equity Fund	Investor Class, Trust Class, Institutional Class, Class A, Class C, Class R3, Class R6 and Class E
Neuberger Real Estate Fund	Trust Class, Institutional Class, Class A, Class C, Class R3, Class R6 and Class E
Neuberger Small Cap Growth Fund	Investor Class, Trust Class, Advisor Class, Institutional Class, Class A, Class C, Class R3 and Class R6
Neuberger U.S. Equity Impact Fund	Institutional Class, Class A and Class C